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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one): [ ] is a restatement.
                                 [ [ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fountainhead Partners, L.P.
Address: 2201 E. Lamar, Ste. 260
         Arlington, TX 76006

From 13F File Number: 28-10642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  L. Scott Rand
Title: Chief Investment Officer
Phone: 817-649-2100

Signature, Place, and Date of Signing:


L. Scott Rand                             Arlington, TX      November 12, 2007
-------------------------------------   -----------------   -------------------
             [Signature]                      [City]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          41
Form 13F Information Table Value Total:     151,426
                                          (thousands)

List of Other Included Managers

Provide a number list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

          COLUMN 1         COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------- -------------- --------- -------- ---------------- ---------- -------- -------------------
                                                   VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
       NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
----------------------- -------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
ADVANCE AUTO PARTS      COMMON         00751Y106    2,685  80,000 SH       SOLE       N/A       80,000
ADVANTA                 COMMON CL A    007942105    2,188  90,000 SH       SOLE       N/A       90,000
ALTRA HOLDINGS INC      COMMON         02208R106    5,668 340,000 SH       SOLE       N/A      340,000
APPLIED MATERIALS INC   COMMON         038222105    4,968 240,000 SH       SOLE       N/A      240,000
BRONCO DRILLING CO INC  COMMON         112211107    4,440 300,000 SH       SOLE       N/A      300,000
BUILD A BEAR            COMMON         120076104    5,328 300,000 SH       SOLE       N/A      300,000
CHILDREN'S PLACE        COMMON         168905107    4,079 168,000 SH       SOLE       N/A      168,000
CITRIX SYS INC          COMMON         177376100    2,016  50,000 SH       SOLE       N/A       50,000
CLEAR CHANNEL OUTDOOR
   HLDGS                COMMON CL A    18451C109      903  35,400 SH       SOLE       N/A       35,400
COMPLETE PRODUCTION
   SERVICES             COMMON         20453E109    1,229  60,000 SH       SOLE       N/A       60,000
CULP INC                COMMON         230215105    4,668 449,700 SH       SOLE       N/A      449,700
CYPRESS SEMICONDUCTOR   COMMON         232806109   21,908 750,000 SH       SOLE       N/A      750,000
EMC CORP                COMMON         268648102    8,320 400,000 SH       SOLE       N/A      400,000
ENCORE WIRE CORP        COMMON         292562105    1,508  60,000 SH       SOLE       N/A       60,000
HELMERICH & PAYNE INC   COMMON         423452101    1,576  48,000 SH       SOLE       N/A       48,000
INTEL CORP              COMMON         458140100    3,362 130,000 SH       SOLE       N/A      130,000
INTEL CORP              COMMON         458140100    1,531   3,500     CALL SOLE       N/A        3,500
INTUIT                  COMMON         461202103    4,848 160,000 SH       SOLE       N/A      160,000
LABOR READY INC         COMMON         505401208    1,111  60,000 SH       SOLE       N/A       60,000
LIBERTY MEDIA HOLDING
   CORP                 INT COM SER A  53071M104    5,763 300,000 SH       SOLE       N/A      300,000
LINCARE                 COMMON         532791100    6,597 180,000 SH       SOLE       N/A      180,000
LOEWS CORP              COMMON         540424108    1,451  30,000 SH       SOLE       N/A       30,000
MILLER HERMAN INC       COMMON         600544100    3,528 130,000 SH       SOLE       N/A      130,000
NABORS INDS LTD         SHS            G6359F103    4,000 130,000 SH       SOLE       N/A      130,000
ORACLE CORP             COMMON         68389X105      866  40,000 SH       SOLE       N/A       40,000
PETROLEO BRASIEIRO      SP ADR NON VTG 71654V101    4,529  70,000 SH       SOLE       N/A       70,000
QLOGIC CORP             COMMON         747277101    4,304 320,000 SH       SOLE       N/A      320,000
RESMED INC              COMMON         761152107    1,715  40,000 SH       SOLE       N/A       40,000
ROBERT HALF INTL INC    COMMON         770323103    2,687  90,000 SH       SOLE       N/A       90,000
RTI INTERNATIONAL
   METALS               COMMON         74973W107      793  10,000 SH       SOLE       N/A       10,000
SALLY BEAUTY HLDGS INC  COMMON         79546E104    1,597 189,000 SH       SOLE       N/A      189,000
SOUTHWEST AIRLS CO      COMMON         844741108    2,220 150,000 SH       SOLE       N/A      150,000
STAPLES INC             COMMON         855030102    1,504  70,000 SH       SOLE       N/A       70,000
SYMANTEC CORP           COMMON         871503108    3,876 200,000 SH       SOLE       N/A      200,000
TELEPHONE & DATA SYS
   INC                  SPL COM        879433860    2,976  48,000 SH       SOLE       N/A       48,000

       COLUMN 1            COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------- -------------- --------- -------- ---------------- ---------- -------- -------------------
                                                   VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
    NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS   SOLE  SHARED NONE
----------------------- -------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
TEXAS INSTRS INC        COMMON         882508104    2,927  80,000 SH       SOLE       N/A       80,000
U S G CORP              COMMON         903293405    2,816  75,000 SH       SOLE       N/A       75,000
UNIT CORP               COMMON         909218109    2,904  60,000 SH       SOLE       N/A       60,000
UNITED PARCEL SERVICE
   INC                  COMMON - CL B  911312106      210     600     CALL SOLE       N/A          600
VERIGY LTD              SHS            Y93691106    5,560 225,000 SH       SOLE       N/A      225,000
WESTERN DIGITAL CORP    COMMON         958102105    6,267 247,500 SH       SOLE       N/A      247,500

